Submission	Mar. 06, 2026
Submission [Line Items]
Central Index Key	0002080574
Registrant Name	Gabelli Preferred & Income Trust
Registration File Number	333-289638
Form Type	N-14
Submission Type	N-14 8C/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A